Filed pursuant to Rule 497(a)

File No. 333-179431

Rule 482ad

Hercules Technology Growth Capital, Inc. Announces Public Offering of Common Stock

Palo Alto, Calif., September 27, 2012 – Hercules Technology Growth Capital, Inc. (NYSE: HTGC) (“Hercules”) announced today that it is offering 3,100,000 shares of common stock pursuant to an effective shelf registration statement in an underwritten public offering. Credit Suisse is acting as sole book-running manager in this offering.

The securities described above are being offered by Hercules pursuant to a shelf registration statement previously filed with and declared effective by the Securities and Exchange Commission (the “SEC”) on March 29, 2012. A preliminary prospectus supplement related to the offering has been filed with the SEC and is available on the SEC’s web site at http://www.sec.gov. Copies of the preliminary prospectus supplement relating to these securities may be obtained from Credit Suisse Prospectus Department, One Madison Avenue, New York, NY 10010; telephone number: 1-800-221-1037; email: newyork.prospectus@credit-suisse.com.

This press release shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of, the shares in any state or other jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such state or other jurisdiction.

About Hercules Technology Growth Capital, Inc.:

Hercules Technology Growth Capital, Inc. (NYSE: HTGC), is a New York Stock Exchange (“NYSE”) traded specialty finance company focused on providing senior secured loans to entrepreneurial venture capital and private equity-backed companies in technology-related markets at all stages of development, including technology, biotechnology, life science, healthcare services and clean-tech industries.

Forward-Looking Statements:

The statements contained in this release that are not purely historical are forward-looking statements. These forward-looking statements are not guarantees of future performance and are subject to uncertainties and other factors that could cause actual results to differ materially from those expressed in the forward-looking statements including, without limitation, the risks, uncertainties, including the uncertainties surrounding the current market turbulence, and other factors we identify from time to time in our filings with the Securities and Exchange

Commission. Although we believe that the assumptions on which these forward-looking statements are based are reasonable, any of those assumptions could prove to be inaccurate and, as a result, the forward-looking statements based on those assumptions also could be incorrect. You should not place undue reliance on these forward-looking statements. The forward-looking statements contained in this release are made as of the date hereof, and Hercules assumes no obligation to update the forward-looking statements for subsequent events.

Contact:

Hercules Technology Growth Capital, Inc.

Main, 650.289.3060 HT-HN

info@htgc.com

Sally Borg, 650.289.3066

sborg@htgc.com

OR

Market Street Partners

Linda Wells

415-445-3236

lwells@marketstreetpartners.com